Related Party Transactions	9 Months Ended
Sep. 30, 2023
Related Party Transactions
Related Party Transactions

11. Related Party Transactions

The following is a summary of related party transactions that met our disclosure threshold:

Asset Purchase Agreement

Ainos KY and the Company entered into an Asset Purchase Agreement dated as of November 18, 2021 (the “Asset Purchase Agreement”), as modified by an Amended and Restated Asset Purchase Agreement dated as of January 29, 2022 (the “Amended Asset Purchase Agreement”).

Pursuant to the Asset Purchase Agreement, the Company acquired certain intellectual property assets and certain manufacturing, testing, and office equipment for a total purchase price of $26,000,000 that included $24,886,023 for intangible intellectual property assets and $1,113,977 for equipment. As consideration, the Company issued to Ainos KY a convertible promissory note in the principal amount of $26,000,000 upon closing on January 30, 2022 (the “APA Convertible Note”). Ainos KY converted all of the APA Convertible Note on or about August 8, 2022 upon the Company’s up-listing to the Nasdaq Capital Market.

Working Capital Advances

The proceeds of the Chen Note, KY Note and ASE Note (see Note 5) were used for working capital advances. The total interest expense incurred in related to the notes for the three and nine months ended September 30, 2023 were $26,103 and $52,944, respectively, compared to $10,733 and $45,219, respectively, for the three and nine months ended September 30, 2022. As of September 30, 2023 and December 31, 2022, unpaid accrued interest expenses were $59,041 and $35,282, respectively.

Purchase and Sales

Ainos COVID-19 Test Kits Sales and Marketing Agreement with Ainos KY

On June 14, 2021, the Company entered into an exclusive agreement with Ainos KY to serve as the master sales and marketing agent for the Ainos COVID-19 Antigen Rapid Test Kit and COVID-19 Nucleic Acid Test Kit which were developed and manufactured by Taiwan Carbon Nano Technology Corporation (the “TCNT”), a controlling shareholder of Ainos KY (the “Sales and Marketing Agreement”). On June 7, 2021, the Taiwan Food and Drug Administration (the “TFDA”) approved emergency use authorization (the “EUA”) to TCNT for the Ainos COVID-19 Antigen Rapid Test Kit sold and marketed under the “Ainos” brand in Taiwan. On June 21, 2022, the Company began marketing the Ainos SARS-CoV-2 Antigen Rapid Self-Test (together with Ainos COVID-19 Antigen Rapid Test Kit, the “COVID-19 Antigen Rapid Test Kits”) under a separate EUA issued by the TFDA to TCNT on June 13, 2022.

The Company incurred costs associated with manufacturing COVID-19 Antigen Rapid Test Kits by TCNT pursuant to the Sales and Marketing Agreement, totaling nil and $46,635 for the three and nine months ended September 30, 2023, respectively, compared with the amount for the three and nine months ended September 30, 2022 of $732,765 and $1,603,169, respectively.

Manufacturing Service Agreement with TNCT for the VELDONA Pet cytoprotein supplements

On August 28, 2023, the Company entered into a manufacturing service agreement with TCNT, together with another third-party vendor, to manufacture pet supplement products. The Company incurred costs totaling $39,523 for the three and nine months ended September 30, 2023.

As of September 30, 2023 and December 31, 2022, the accounts payable to TCNT were $3,479 and $24,365, respectively; and accounts receivable to collect prepayment for COVID-19 Antigen Rapid Test Kits were $62,120 and nil, respectively.

COVID-19 Antigen Rapid Test Kits Sales

The Company sold COVID-19 Antigen Rapid Test Kits to affiliates of ASE Test Inc., totaling $21,224 and $33,765 for the three and nine months ended September 30, 2023, respectively, compared with the three and nine months ended September 30, 2022 amount of $1,506,225 and $1,988,150, respectively. As of September 30, 2023, and December 31, 2022, the accounts receivable to aforementioned related parties were nil and $177,595, respectively.

Product Co-development Agreement

Pursuant to a five-year Product Co-development Agreement effective on August 1, 2021 (the “Product Co-Development Agreement”) with TCNT, the development expenses incurred were $135,606 and $287,802 for the three and nine months ended September 30, 2023, respectively, compared to $115,912 and $490,082 for the three and nine months ended September 30, 2022, respectively. As of September 30, 2023 and December 31, 2022, the accounts payable were $49,110 and $70,113, respectively. Under the Product Co-Development Agreement, the Company made deposits of $29,983 and $31,490 to TCNT as of September 30, 2023 and December 31, 2022, respectively.

Miscellaneous

On April 26, 2023, the Company issued a total of 61,157 shares of common stock to Ting-Chuan Lee, a director of the Company, pursuant to a purchase and sale agreement relating to the Company’s acquisition of a motor vehicle. The purchase price was determined by the market price of the motor vehicle in the amount of $48,559.

The Company engaged Ms. Chien-Hsuan Huang as a medical device development consultant in September 2022 for one year. Ms. Huang is the spouse of one of the members of the board of directors of the Company. The R&D expense was $12,377 and $51,721 for the three and nine months ended September 30, 2023, respectively.